Document and Entity Information	May 20, 2024
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001655050
Document Type	8-K
Document Period End Date	May 20, 2024
Entity Registrant Name	BAIN CAPITAL SPECIALTY FINANCE, INC.
Entity File Number	814-01175
Entity Tax Identification Number	81-2878769
Entity Address, Address Line One	200 CLARENDON STREET
Entity Address, Address Line Two	37th FLOOR
Entity Address, City or Town	BOSTON
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	516-2000
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	BCSF
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false